Non-life and Life and Health Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for unpaid losses and loss expenses by type
Case reserves	$ 3,883,926	$ 3,716,195
Additional case reserves (ACRs)	166,913	190,183
IBNR reserves	4,934,595	5,158,333
Non-life reserves	$ 8,985,434	$ 9,064,711	$ 9,745,806	$ 10,646,318